NATIONWIDE MUTUAL FUNDS
Nationwide Growth Fund

Supplement dated December 21, 2011
to the Prospectus dated November 30, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.           Effective January 1, 2012, the Fees and Expenses Table for the Nationwide Growth Fund, found on page 2 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class R2 Shares	Institutional Service Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%	None
Other Expenses1	0.56%	0.55%	0.55%	0.55%	0.72%	0.80%
Total Annual Fund Operating Expenses	1.41%	2.15%	2.15%	1.15%	1.82%	1.40%
Amount of Fee Waiver/Expense Reimbursement2	(0.50)%	(0.50)%	(0.50)%	(0.50)%	(0.50)%	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.91%	1.65%	1.65%	0.65%	1.32%	0.90%
1 "Other Expenses" have been restated to reflect a new methodology for the allocation of certain Fund expenses, including those relating to the provision of administration and transfer agency services, effective May 1, 2010.
2 Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 0.65% until at least February 28, 2013. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non- routine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative service fees can be found in "Investing with Nationwide Funds" on page 12 of this Prospectus.

2.           Effective January 1, 2012, the Example Tables for the Nationwide Growth Fund, found on page 3 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$663	$949	$1,257	$2,128
Class B shares	668	925	1,309	2,166
Class C shares	268	625	1,109	2,443
Class D shares	513	752	1,008	1,742
Class R2 shares	134	524	939	2,096
Institutional Service Class shares	92	394	718	1,636

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$168	$625	$1,109	$2,166
Class C shares	168	625	1,109	2,443

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE